Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	scf_SupplementTextBlock
STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	1.50%	2.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	1.00%	1.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.00% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.75% of the Class C Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	1.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	0.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.75% of the Institutional Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$312	$604	$1,436

Sterling Capital Behavioral International Equity Fund | Class A and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock
STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	1.50%	2.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	1.00%	1.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.00% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.75% of the Class C Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017 January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Sterling Capital Behavioral International Equity Fund | Class A and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	943
5 Year	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	$ 2,194
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 671
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,194
Sterling Capital Behavioral International Equity Fund | Class A and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 178
3 Years	rr_ExpenseExampleYear03	622
5 Year	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	$ 2,519
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 178
3 Years	rr_ExpenseExampleNoRedemptionYear03	622
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,519
Sterling Capital Behavioral International Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock
STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	1.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	0.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.75% of the Institutional Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$312	$604	$1,436

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017 January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sterling Capital Behavioral International Equity Fund | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	312
5 Year	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	$ 1,436

[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.00% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.75% of the Class C Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.
[3]	The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.75% of the Institutional Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.